CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalent	$ 151,770	$ 249,430
Accounts receivable, net	30,625	170,085
Accounts receivable - related parties, net	451,031	53,458
Inventories	1,312,153	1,113,783
Other receivables	24,036	919,342
Prepayments - related parties	935,160	350,726
Prepayments and other current assets	438,653	625,109
Total current assets	3,343,428	3,481,933
Property and equipment, net	14,983	22,614
Right of use asset	67,330	121,777
Total assets	3,425,741	3,626,324
Current liabilities
Accounts payable (all balances are included in the consolidated VIE and are without recourse to UWHG)	82,702	0
Other payables and accrued liabilities (all balances are included in the consolidated VIE and are without recourse to UWHG)	15,688	11,249
Other Payables - related parties (all balances are included in the consolidated VIE and are without recourse to UWHG)	0	3,878
Taxes payable (all balances are included in the consolidated VIE and are without recourse to UWHG)	95,918	80,993
Lease liability - current (all balances are included in the consolidated VIE and are without recourse to UWHG)	67,330	58,630
Total current liabilities	261,638	154,750
Lease liability - non current (all balances are included in the consolidated VIE and are without recourse to UWHG)	0	63,147
Total liabilities	261,638	217,897
Commitments and contingency	0	0
Stockholders' Equity
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 22,354,793 shares issued and outstanding at December 31, 2020 and 2019	2,235	2,235
Additional paid-in capital	6,576,401	6,576,401
Retained earnings (Accumulated deficit)	(3,242,038)	(2,799,967)
Accumulated other comprehensive income (loss)	(172,495)	(370,242)
Total equity	3,164,103	3,408,427
Total liabilities and equity	$ 3,425,741	$ 3,626,324